Deferred Revenue (Detail Textuals) ¥ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)
Deferred Revenue Disclosure [Abstract]
Unrecognized deferred revenue for charging pile, vehicle internet connection service, extended lifetime warranty service as well as points offered to customers	¥ 181,539
Unrecognized deferred revenue for ADR	¥ 99,684
Percentage of transaction price allocated to unsatisfied performance obligation during the period from January 1, 2019 to December 31, 2019	36.00%
Remaining percentage of revenue for performance obligation recognized during period from January 1, 2020 to December 31, 2023	64.00%